Employee Benefit Plans - Projected Benefit Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plans
Projected benefit obligations in excess of plan assets
Projected benefit obligation	$ 240	$ 386
Fair value of plan assets	105	170
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	238	384
Accumulated benefit obligation	237	383
Fair value of plan assets	104	$ 168
2023 expected employer contributions:
To plan trusts	8
Expected benefit payments:
2023	46
2024	47
2025	49
2026	49
2027	50
2028 - 2032	258
Other Postretirement Benefit Plans
2023 expected employer contributions:
To plan trusts	0
Expected benefit payments:
2023	0
2024	0
2025	0
2026	0
2027	0
2028 - 2032	$ 1